Annual Total Returns - Fidelity Advisor® Capital Development Fund [BarChart] - 09.30 Destiny Portfolios: Fidelity Advisor Capital Development Fund-O PRO-05 - Fidelity Advisor® Capital Development Fund - Fidelity Advisor Capital Development Fund-Class O
Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	20.21%
Annual Return 2011	(4.01%)
Annual Return 2012	17.02%
Annual Return 2013	31.63%
Annual Return 2014	10.08%
Annual Return 2015	(2.69%)
Annual Return 2016	16.51%
Annual Return 2017	18.12%
Annual Return 2018	(8.82%)
Annual Return 2019	31.34%